Other financial assets - current - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of financial assets [line items]
Restricted bank deposits held as security in relation to interest and repayment of borrowings	₨ 3,167.1		₨ 4,912.7
Restricted bank deposits pledged till the maturity of the respective borrowings	321,243.9	$ 4,238.4	402,001.3
Restricted bank deposits [Member]
Disclosure of financial assets [line items]
Restricted bank deposits pledged till the maturity of the respective borrowings	₨ 1,807.1		₨ 1,744.4